Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,054,000
Previously Paid Amount	0.00
Total Fee Amount	926.87
Total Offset Amount	0.00
Net Fee	926.87
Narrative - Max Aggregate Offering Price	$ 6,054,000
Final Prospectus	true